Leases (Tables)	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Term and the Weighted Average Discount Rate of the Lease

The weighted-average remaining lease term and the weighted-average discount rate of the lease is as follows:

December31, 2024
Weighted-average remaining lease term	1 year

Weighted-average discount rate	4.75%

Schedule of Summarizes the Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31 ,2024:

12 months ending December 31,	Operating
(Unaudited)
2025	$81,965
Total lease payments	81,965
Less: imputed interest	(3,149)
Total lease liabilities	$78,817